Deposits	9 Months Ended
Jul. 31, 2019
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Deposits

NOTE 11: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at July 31, 2019, was $316 billion (October 31, 2018 – $293 billion).

Certain deposit liabilities are classified as Trading deposits on the Interim Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income.

Certain deposits have been designated at fair value through profit or loss on the Interim Consolidated Balance Sheet to reduce an accounting mismatch from related economic hedges. These deposits are accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income, except for the amount of change in fair value attributable to changes in the Bank's own credit risk, which is recognized on the Interim Consolidated Statement of Comprehensive Income. Changes in fair value attributable to changes in the Bank's own credit risk are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using an all-in discount curve reflecting the interest rate benchmark curve and the Bank's own credit risk; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the interest rate benchmark curve.

For deposits designated at fair value through profit or loss, the estimated amount that the Bank would be contractually required to pay at maturity, which is based on notional amounts, was $287 million less than its fair value as at July 31, 2019.

Deposits
(millions of Canadian dollars)								As at
	By Type			By Country			July 31 2019	October 31 2018
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$13,723	$420,200	$57,615	$228,411	$263,100	$27	$491,538	$477,644
Banks[2]	6,353	369	9,838	11,055	70	5,435	16,560	16,712
Business and government[3,4]	76,787	135,745	149,696	264,011	93,482	4,735	362,228	357,083
Trading[2]	–	–	37,796	20,797	8,853	8,146	37,796	114,704
Designated at fair value through profit or loss[2,5]	–	–	95,737	46,720	42,224	6,793	95,737	–
Total	$96,863	$556,314	$350,682	$570,994	$407,729	$25,136	$1,003,859	$966,143
Non-interest-bearing deposits included above
In domestic offices							$42,134	$42,402
In foreign offices							53,475	54,488
Interest-bearing deposits included above
In domestic offices							528,860	505,295
In foreign offices							378,324	362,890
U.S. federal funds deposited[2]							1,066	1,068
Total[3,6]							$1,003,859	$966,143
[1]

Includes $12.7 billion (October 31, 2018 – $53 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at July 31, 2019, includes $42 billion relating to covered bondholders (October 31, 2018 – $36 billion) and $1 billion (October 31, 2018 – $2 billion) due to TD Capital Trust lV.
[4]	TD Capital Trust IV redeemed all of the outstanding TD Capital Trust IV Notes – Series 1 on June 30, 2019.
[5]

Financial liabilities designated at fair value through profit or loss on the Interim Consolidated Balance Sheet consist of deposits designated at fair value through profit or loss and $37 million (October 31, 2018 – $16 million) of loan commitments and financial guarantees designated at fair value through profit or loss.

[6]

As at July 31, 2019, includes deposits of $578 billion (October 31, 2018 – $548 billion) denominated in U.S. dollars and $54 billion (October 31, 2018 – $55 billion) denominated in other foreign currencies.